STOCKHOLDERS' EQUITY	70 Months Ended
Oct. 28, 2011
STOCKHOLDERS' EQUITY
NOTE 3 -STOCKHOLDERS’ EQUITY:

The Company is authorized by its Certificate of Incorporation to issue an aggregate of 85,000,000 shares of capital stock, of which 75,000,000 are shares of Common Stock and 10,000,000 are shares of preferred stock, par value $0.0001 per share.

All outstanding shares of Common Stock are of the same class and have equal rights and attributes. The holders of Common Stock are entitled to one vote per share on all matters submitted to a vote of stockholders of the Company. All stockholders are entitled to share equally in dividends, if any, as may be declared from time to time by the Board of Directors out of funds legally available. In the event of liquidation, the holders of Common Stock are entitled to share ratably in all assets remaining after payment of all liabilities. The stockholders do not have cumulative or preemptive rights.

As of October 28, 2011, 12,500,000 shares of Common Stock were issued and outstanding.

The initial stockholders are entitled to registration rights pursuant to a registration rights agreement dated October 24, 2011.  The initial stockholders are entitled to demand registration rights and certain ‘‘piggy-back’’ registration rights with respect to their shares of common stock and the shares of common stock issuable in connection with the private placement.  No registration statement relating to the initial shares or placement shares shall become effective prior to, in each case, the expiration of the respective lock-up period.   The Company will bear the expenses incurred in connection with the filing of any such registration statements.